OTHER PAYABLES (CURRENT AND NON-CURRENT) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other payables, current	R$ 1,238,805	R$ 1,940,793
Other payables, noncurrent	11,844,793	6,438,492
Total other current payables	4,949,409	4,084,926
Total other non current payables	11,844,793	6,438,492
Payables To Related Parties [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	45,816	29,651
Other payables, noncurrent	20,850	38,058
Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Other payables, current		936,027
Other payables, noncurrent	157,857	60,468
Dividends And Interest On Capital Payable [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	61,965	80,624
Advances From Customers [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	3,648,639	2,063,509
Other payables, noncurrent	10,120,950	5,144,623
Taxes In Installments [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	56,226	75,735
Other payables, noncurrent	103,955	154,089
Profit Sharing Employees [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	235,789	260,109
Taxes Payable [Member]
IfrsStatementLineItems [Line Items]
Other payables, noncurrent	9,767	30,902
Provision From Consumption And Services [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	202,006	177,152
Third Party Materials In Our Possession [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	374,052	285,250
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Other payables, noncurrent	43,263	31,060
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Other payables, current	206,323	137,638
Other payables, noncurrent	633,982	596,123
Concessions Payable [Member]
IfrsStatementLineItems [Line Items]
Other payables, noncurrent	78,728	74,177
Other Payables [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	118,593	39,231
Other payables, noncurrent	R$ 675,441	R$ 308,992